Share-Based Compensation - Schedule of Binomial Option-Pricing Model Used for the Fair Value Measurement (Details) - Options Plans [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Binomial Option-Pricing Model Used for the Fair Value Measurement [Line Items]
Dividend yield		0.00%	0.00%
Expected volatility of the share prices		107.00%	84.00%
Risk-free interest rate		4.20%	2.10%
Expected term (in years)		10 years	10 years